General and Administrative	12 Months Ended
Mar. 31, 2023
General and Administrative [Abstract]
General and Administrative
5.	GENERAL AND ADMINISTRATIVE

General and administrative expenses consist of:

	Year ended March 31, 2023			Year ended March 31, 2022
	Corporate	Mines	Total	Corporate	Mines	Total
Amortization and depreciation	$573	$1,189	$1,762	$593	$1,354	$1,947
Office and administrative expenses	1,834	2,608	4,442	1,598	3,149	4,747
Professional fees	669	432	1,101	771	428	1,199
Salaries and benefits	6,331	6,258	12,589	5,392	6,477	11,869
Share-based compensation	3,842	-	3,842	5,827	-	5,827
	$13,249	$10,487	$23,736	$14,181	$11,408	$25,589